Note 7 - Income Tax - Summary of Income Tax (Expense) Benefit (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Current income taxes		$ (6,769)	$ (7,434)	$ (4,109)
Currency effect on income tax (expense) benefit and adjustments recognized in the period for current tax of prior periods (1)	[1]	(458)	141	852
Deferred taxes		531	(1,542)	3,452
Income tax benefit (expense)		(6,697)	(8,835)	194
Continuing operations		(6,697)	(8,835)	(43)
Discontinued operations		$ 0	$ 0	$ 237

[1]	Currency effect on income tax (expense) benefit due to corporate income tax filings being in Norwegian kroner for Norwegian subsidiaries with the U.S. dollar as their functional currency.